Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Long-term incentive awards for the fiscal year 2024 were made in March 2024, at a regularly scheduled CHCC meeting, and the CHCC anticipates continuing to grant long-term incentive awards generally in March of each year going forward. The CHCC does not time the grant of equity compensation with regard to the release of material nonpublic information, whether or not that information may favorably or unfavorably impact the price of our common stock. Equity awards for the executive officers, including our Chief Executive Officer, are approved by the CHCC.
Award Timing Method	Long-term incentive awards for the fiscal year 2024 were made in March 2024, at a regularly scheduled CHCC meeting, and the CHCC anticipates continuing to grant long-term incentive awards generally in March of each year going forward.
Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The CHCC does not time the grant of equity compensation with regard to the release of material nonpublic information, whether or not that information may favorably or unfavorably impact the price of our common stock. Equity awards for the executive officers, including our Chief Executive Officer, are approved by the CHCC.
MNPI Disclosure Timed for Compensation Value	false